Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Core Fund (Prospectus Summary) | Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Core Fund is a high level of income over the long term consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover was 78%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses (Excluding Interest Expense and Shareholder Servicing) have been restated to reflect current management fee waiver and expense reimbursement arrangements.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in U.S. Government securities. U.S. Government securities are those issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as asset-backed securities invested in U.S.
Government guaranteed loans, money market funds investing primarily in
U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. Under normal circumstances, the Fund's portfolio will have a dollar-weighted average effective maturity of no more than 3 years and at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in U.S. Government securities.

The adviser ordinarily allocates most of the Fund's assets among relatively higher-yielding sectors of the U.S. Government securities universe, including:
(1) mortgage-backed securities, (2) asset-backed securities (including auction rate securities), (3) callable bonds, (4) structured notes, (5) step-up notes and (6) cash equivalents. Mortgage-backed and asset-backed securities represent an ownership interest in a pool of mortgage loans or other types of loans. These securities have a relatively higher yield because the borrower has the right to prepay its loan, which makes a security's maturity uncertain. Similarly, callable bonds have a relatively higher yield because the borrower has the right to prepay
(call) the security prior to its stated final maturity. Structured notes have interest and/or principal payments indexed to certain interest rates or one or more indices. Step-up obligations have a coupon rate that "steps-up" periodically and typically are callable. These securities have higher yields because of the uncertainty of the interest payments and maturity. However, when the adviser deems it appropriate, the adviser will invest some or all of the Fund's assets in lower-yielding sectors of the U.S. Government universe that are less sensitive to interest rate increases.

The Fund may invest the remainder of its assets in securities other than U.S.
Government securities, including mortgage-backed securities, asset-backed securities, money market investments (including money market funds), commercial paper and taxable municipal securities (including auction rate securities). The
Fund may also employ borrowing by using reverse repurchase agreements to make additional investments when the adviser believes investment returns will exceed borrowing costs.

The adviser also seeks to achieve the capital preservation component of the
Fund's objective by maintaining a relatively short weighted average effective maturity and by using a variety of derivative instruments in an attempt to limit (hedge) interest rate risk and reduce the volatility of the Fund's share price. The adviser may buy or sell options, futures contracts and options on futures contracts, as well as enter into swap and structured contracts for these purposes. Generally, the adviser uses these instruments to extend the Fund's duration when interest rates are expected to decline and to reduce the Fund's duration when interest rates are expected to rise. The Fund may also use these instruments to increase the Fund's income or gain.

In general terms, the adviser buys securities that it believes offer attractive yields and are undervalued relative to other securities of similar quality and interest rate sensitivity. The adviser sells securities when they no longer meet these criteria, to adjust the asset allocation, or to manage the average effective maturity or duration of the Fund's portfolio. The adviser may engage in frequent buying and selling of portfolio securities and futures contracts in seeking to
		achieve the Fund's investment objective.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·  Government Risk. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate. In addition, securities issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

·  Interest Rate Risk. The value of the Fund's securities will decrease when interest rates rise.

·  Market Risk. The bond market may decrease in value, and it may decreas in value sharply and unpredictably.

·  Management Risk. The securities selected by the adviser may underperform the bond market or mutual funds with similar investment objectives and strategies.
   The adviser may not be successful in limiting the Fund's interest rate risk.

·  Specific Maturity Risk. The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

·  Prepayment Risk. The value of the callable, mortgage-backed and asset-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages or consumer loans. During periods of declining interest rates, prepayment usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

·  Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

·  Derivative Risk. The Fund may invest in structured instruments, which are considered derivatives. The value of derivative securities is dependent upon the performance of underlying securities or indices. If the underlying securities or indices do not perform as expected, the value of the derivative security may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

·  Futures and Options Risk. The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund's returns, and the use of futures and options for investment purposes increases the Fund's potential for loss.

·  Leverage Risk. This is the risk associated with securities or practices that multiply small market movements into large changes in value. Leverage is often associated with investments in derivatives, such as futures and options. Reverse repurchase agreements, a form of borrowing, are subject to leverage risk.

·  Reverse Repurchase Transaction Risk. Reverse repurchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. Reverse repurchase transactions may increase fluctuations in the Fund's net asset value.

·  Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. If an auction fails for an auction rate security, there may no secondary market for the security and the Fund may be forced to hold the security until the security is refinanced by the issuer or a secondary market develops.

Is the Fund Right for You?

The Fund may be a suitable investment for:
·  Investors seeking a fund with a high level of income over the long term consistent with the preservation of capital

·  Investors seeking to diversify their holdings with bonds and other fixed income securities

		· Investors willing to accept price fluctuations in their investments
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based market index.
You should be aware that the Fund's past performance (before and after taxes)
may not be an indication of how the Fund will perform in the future. All
		returns are for Class I shares, except as otherwise indicated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I shares Annual Total Return (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was
1.55% during the quarter ended September 30, 2007, and the lowest return for a
		quarter was (0.31)% during the quarter ended June 30, 2004.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class Y shares are not shown and will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for
		Class Y shares are not shown and will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Core Fund (Prospectus Summary) | Core Fund | One-Year Constant Maturity Treasury Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	One-Year Constant Maturity Treasury Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 5 Years, Secondary	ck0001309187_AverageAnnualReturnYear05Secondary
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2002
Average Annual Returns, Since Inception Secondary	ck0001309187_AverageAnnualReturnSinceInceptionSecondary	1.18%
Average Annual Returns, Inception Date Secondary	ck0001309187_AverageAnnualReturnInceptionDateSecondary	May 01, 2007
Core Fund (Prospectus Summary) | Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 120 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	none
Other Expenses (Excluding Interest Expense and Shareholder Servicing)	rr_Component3OtherExpensesOverAssets	0.09%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,585
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.38%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	3.24%
Annual Return 2009	rr_AnnualReturn2009	3.07%
Annual Return 2010	rr_AnnualReturn2010	1.08%
Annual Return 2011	rr_AnnualReturn2011	(0.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.31%)
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2002
Core Fund (Prospectus Summary) | Core Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2002
Core Fund (Prospectus Summary) | Core Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2002
Core Fund (Prospectus Summary) | Core Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 120 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	none
Other Expenses (Excluding Interest Expense and Shareholder Servicing)	rr_Component3OtherExpensesOverAssets	0.09%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,567
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007

[1]	One-Year Constant Maturity Treasury Index is composed of U.S. Treasury securities adjusted to a constant maturity of 1 year, as made available by the Federal Reserve Board.
[2]	Other Expenses (Excluding Interest Expense and Shareholder Servicing) have been restated to reflect current management fee waiver and expense reimbursement arrangements.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2013.